DISCONTINUED OPERATIONS (Details 4) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net loss	$ (257,548)	$ (1,245,019)	$ (3,093,608)	$ (11,352,944)	$ (21,749,920)	$ (4,095,507)
Depreciation	0	150,454	2,454	448,943	583,968	682,111
Accounts receivable			(55,247)	(193,973)	(96,127)	(62,883)
Accounts payable			39,664	1,391,580	45,132
Net cash flows from operating activities of discontinued operations			4,034	0	35,117	0
Net cash used in financing activities of discontinued operations			(32,705)	0	(57)	0
Cash and cash equivalents - beginning of period			59,630	518,066	518,066	19,309
Cash and cash equivalents - end of period	0	$ 59,630	0	59,630	59,630	518,066
Net change in cash			(59,630)	(454,667)	(429,765)	498,757
Discontinued operations for IST
Net loss			(557)		(104,358)
Depreciation			91		62
Accounts receivable			(23,362)		167,327
Accounts receivable - related party					17,581
Prepaid expenses and other			(27,519)		(10,067)
Accounts payable			55,381		(35,368)
Net cash flows from operating activities of discontinued operations			4,034		35,117
Cash flows from investing activities - payment for business acquisition					(6,449)
Net cash used in investing activities					(6,449)
Proceeds from notes receivable			8,455
Proceeds from bank overdraft			7,367
Advances on notes receivable - related party			(31,722)
Payments on notes payable			(16,805)
Net cash used in financing activities of discontinued operations			(32,705)		(57)
Net change in cash of discontinued operations			(28,671)		(57)
Cash and cash equivalents - beginning of period			28,671	$ 0	0
Cash and cash equivalents - end of period	$ 0		$ 0		28,671	$ 0
Net change in cash					$ 28,671